Expense Example - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	Sep. 28, 2020 USD ($)
INSTITUTIONAL SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
INVESTOR A SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	1,685
INVESTOR C SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	$ 2,062